PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016
	(in thousands)
Land	$7,106	$8,593
Buildings and leasehold improvements	83,328	83,352
Vehicles and equipment	38,547	24,114
Machinery and equipment	564,741	534,303
Computer equipment and software	11,438	11,102
Office furniture and equipment	3,709	4,275
Disposal wells	67,778	67,566
Helicopters	497	497
Construction in progress	37,858	5,584
	815,002	739,386
Less accumulated depreciation and impairment	(535,456)	(490,519)
Total property and equipment, net	$279,546	$248,867

Long‑lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Company had no capital lease obligations as of September 30, 2017 and December 31, 2016.

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of December 31, 2016 and 2015:

	December 31,
	2016	2015
	(in thousands)
Land	$8,593	$9,924
Buildings and leasehold improvements	83,352	82,834
Vehicles and equipment	24,114	8,993
Machinery and equipment	534,303	550,489
Computer equipment and software	11,102	10,256
Office furniture and equipment	4,275	4,329
Disposal wells	67,566	63,771
Helicopters	497	497
Construction in progress	5,584	5,325
	739,386	736,418
Less accumulated depreciation and impairment	(490,519)	(367,726)
Total property and equipment, net	$248,867	$368,692

Long‑lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. As a result of declines in industry activity, the Company decided to shut‑in certain disposal wells and abandon certain machinery and equipment and facilities at underperforming yards. As a result of these decisions, the Company evaluated the recoverability of the carrying value of certain property and equipment. The Company utilized a variety of methods to determine if the impairment of the asset was necessary. These methods included the use of long‑term forecasts of the future revenues and costs related to the assets subject to review, estimated salvage value, and appraisals. For shut‑in disposal wells, long‑term forecasts of the future revenue and costs related to the assets were utilized to determine the impairment. The Company impaired machinery and equipment to its estimated salvage value, while owned buildings and land related to certain abandoned facilities at underperforming yards were impaired to appraisal values. Leasehold improvements related to leased abandoned facilities were fully impaired to the extent the Company determined there was no future value. As a result of these assessments, the Company recorded impairment of property and equipment of $60.0 million related to the Company’s Water Solutions segment.

The Company had no capital lease obligations as of December 31, 2016 and 2015.